Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies
At December 31, 2020, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars		For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Peso amount	Weighted average rate
2021	131	1.30755	4,077	0.04523
2021	(823)	0.75821	—	—
2022	12	1.32628	1,746	0.04650
2022	(339)	0.76478	—	—
2023	2	1.32885	493	0.04540
2023	(71)	0.75963	—	—
2024	(22)	0.75896	—	—
2025	(5)	0.77039	—	—

	(1,115)		6,316

	For euros
Buy (Sell)	U.S dollar amount	Weighted average rate	Czech koruna amount	Weighted average rate
2021	171	0.82728	4,053	0.03773
2021	(97)	1.18543	—	—
2022	62	0.81888	2,099	0.03770
2022	(35)	1.19120	—	—
2023	32	0.81565	330	0.03714
2023	(27)	1.22051	—	—
2024	10	0.82558	—	—
2024	(6)	1.25793	—	—

	110		6,482

Schedule of Company's Financial Assets and Liabilities
The Company’s financial assets and liabilities consist of the following:

	2020	2019

Financial assets
Cash and cash equivalents	$3,268	$1,276
Restricted cash equivalents	106	116
Accounts receivable	6,394	5,927
Private equity investments	267	95
Severance investments	1	1
Long-term receivables included in other assets [note 12]	209	217

	$10,245	$7,632

Financial liabilities
Long-term debt (including portion due within one year)	$4,102	$3,168
Accounts payable	6,266	5,628

	$10,368	$8,796

Foreign currency contracts designated as effective hedges, measured at fair value
Prepaid expenses and other	$52	$46
Other assets	16	24
Other accrued liabilities	(11)	(10)
Other long-term liabilities	(5)	(8)

	$52	$52

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements	The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts

December 31, 2020
Assets	$68	$13	$55
Liabilities	$(16)	$(13)	$(3)

December 31, 2019
Assets	$70	$15	$55
Liabilities	$(18)	$(15)	$(3)